COMMITMENTS AND CONTINGENCIES (Details Narrativec) - USD ($)	1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 21, 2023	Jun. 26, 2022	Jul. 31, 2021	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Stock based compensation				$ 109,636	$ 109,636	$ 326,525	$ 214,505	$ 323,957
Payment of additional tax						99,644		99,644
Description for advisory agreement			the Company paid $100,000. The $100,000 bonus was incurred and settled within 2022. Finally, the Consultant received a total of 10,000 shares of the Company’s common stock, 2,000 of such shares that have been previously issued pursuant to previous agreements and additional 15,258 shares that were issued on February 2, 2023, based on the amendment signed on February 1, 2023
Additional stock consideration						$ 264,000
Complementary compensation Shares						440,000
Stocked based compensation						$ 1,103,200	214,505	577,931	$ 24,401
Compensation for non-pecuniary damage amounting								21,744
General and administrative expenses								164,859
Four Third Party Consultants [Member]
Awarded shares	970,000
Awarded share value	$ 999,100
Phase 1 [Member]
Project cost		$ 838,450
Phase 2 [Member]
Project cost		$ 907,084
National Medicines Agency [Member] | General and administrative expenses [Member]
Stock based compensation				$ 264,750	$ 0	728,250	$ 0	77,250
Imposed fine						$ 16,214		16,214
Stocked based compensation								$ 77,250